UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam VT International Value Fund

The fund's portfolio
3/31/16 (Unaudited)

COMMON STOCKS (97.3%)(a)
		Shares	Value

Aerospace and defense (1.9%)

Airbus Group SE (France)		13,398	$889,038

BAE Systems PLC (United Kingdom)		103,488	754,243

			1,643,281
Airlines (1.2%)

Japan Airlines Co., Ltd. (Japan)		27,400	1,003,535

			1,003,535
Automobiles (4.5%)

Daimler AG (Registered Shares) (Germany)		13,206	1,012,436

Nissan Motor Co., Ltd. (Japan)		163,100	1,509,340

Toyota Motor Corp. (Japan)		15,100	798,571

Yamaha Motor Co., Ltd. (Japan)		30,400	505,654

			3,826,001
Banks (13.3%)

Bank of Ireland (Ireland)(NON)		2,355,822	682,935

Bank of Queensland, Ltd. (Australia)		143,795	1,335,940

Danske Bank A/S (Denmark)		24,478	688,839

DNB ASA (Norway)		37,428	442,191

ING Groep NV GDR (Netherlands)		202,721	2,441,149

Metro Bank PLC (United Kingdom)(NON)(S)		22,241	600,540

Mizuho Financial Group, Inc. (Japan)		392,600	586,397

Natixis SA (France)		102,373	502,267

Permanent TSB Group Holdings PLC (Ireland)(NON)		147,447	454,088

Shinsei Bank, Ltd. (Japan)		341,000	445,395

Skandinaviska Enskilda Banken AB (Sweden)		63,276	600,708

Sumitomo Mitsui Financial Group, Inc. (Japan)		36,600	1,109,594

Swedbank AB Class A (Sweden)		29,868	639,883

Virgin Money Holdings UK PLC (United Kingdom)		166,668	878,151

			11,408,077
Beverages (1.1%)

Anheuser-Busch InBev SA/NV (Belgium)		7,694	959,146

			959,146
Building products (0.7%)

Compagnie De Saint-Gobain (France)		14,412	633,161

			633,161
Capital markets (1.2%)

Credit Suisse Group AG (Switzerland)		31,101	439,572

UBS Group AG (Switzerland)		37,233	596,359

			1,035,931
Chemicals (1.0%)

Akzo Nobel NV (Netherlands)		13,195	896,631

			896,631
Communications equipment (1.1%)

Nokia OYJ (Finland)(NON)		157,378	930,439

			930,439
Construction and engineering (2.0%)

Vinci SA (France)		23,004	1,708,217

			1,708,217
Construction materials (0.7%)

CRH PLC (Ireland)		21,088	594,172

			594,172
Diversified financial services (1.8%)

Challenger, Ltd. (Australia)		146,841	944,387

Eurazeo SA (France)		9,323	630,190

			1,574,577
Diversified telecommunication services (4.2%)

BCE, Inc. (Canada)		15,500	706,406

Com Hem Holding AB (Sweden)		45,959	423,487

Nippon Telegraph & Telephone Corp. (Japan)		21,200	913,213

Spark New Zealand, Ltd. (New Zealand)		360,172	908,671

Telecom Italia SpA RSP (Italy)		739,031	643,412

			3,595,189
Electric utilities (1.0%)

SSE PLC (United Kingdom)		40,377	862,216

			862,216
Food and staples retail (0.8%)

Seven & i Holdings Co., Ltd. (Japan)		15,500	659,967

			659,967
Food products (4.2%)

Barry Callebaut AG (Switzerland)		650	705,007

Kerry Group PLC Class A (Ireland)		13,740	1,279,717

Nestle SA (Switzerland)		13,529	1,010,258

Nomad Foods, Ltd. (United Kingdom)(NON)		61,900	557,719

			3,552,701
Household durables (1.6%)

Panasonic Corp. (Japan)		97,300	893,505

Skyworth Digital Holdings, Ltd. (China)		830,000	513,577

			1,407,082
Household products (0.6%)

Henkel AG & Co. KGaA (Preference) (Germany)		4,345	478,841

			478,841
Independent power and renewable electricity producers (0.7%)

Electric Power Development Co., Ltd. (Japan)		17,900	559,052

			559,052
Industrial conglomerates (1.9%)

Siemens AG (Germany)		15,338	1,625,702

			1,625,702
Insurance (7.9%)

Admiral Group PLC (United Kingdom)		13,357	379,318

AIA Group, Ltd. (Hong Kong)		178,400	1,010,742

Allianz SE (Germany)		4,247	690,402

AXA SA (France)		54,027	1,270,166

Chubb, Ltd.		8,765	1,044,350

Prudential PLC (United Kingdom)		77,429	1,436,098

SCOR SE (France)		25,477	903,680

			6,734,756
IT Services (0.6%)

Worldpay Group PLC (United Kingdom)(NON)		117,735	463,144

			463,144
Media (3.1%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)		34,092	372,520

Liberty Global PLC Ser. C (United Kingdom)(NON)		19,600	736,176

WPP PLC (United Kingdom)		66,399	1,547,344

			2,656,040
Metals and mining (0.5%)

Glencore PLC (United Kingdom)		167,931	377,963

			377,963
Multi-utilities (2.7%)

Centrica PLC (United Kingdom)		152,870	497,898

RWE AG (Germany)		59,584	770,513

Veolia Environnement SA (France)		43,937	1,057,486

			2,325,897
Oil, gas, and consumable fuels (7.7%)

EnCana Corp. (Canada)		72,000	439,068

Royal Dutch Shell PLC Class A (United Kingdom)		122,953	2,977,645

Royal Dutch Shell PLC Class B (United Kingdom)		34,117	830,939

Suncor Energy, Inc. (Canada)		50,400	1,403,633

Total SA (France)		20,037	911,331

			6,562,616
Personal products (1.4%)

Asaleo Care, Ltd. (Australia)		212,100	295,905

Unilever NV ADR (Netherlands)		20,956	936,002

			1,231,907
Pharmaceuticals (8.5%)

Astellas Pharma, Inc. (Japan)		114,700	1,525,155

AstraZeneca PLC (United Kingdom)		21,857	1,220,440

Bayer AG (Germany)		8,794	1,033,504

Novartis AG (Switzerland)		9,896	714,841

Sanofi (France)		34,698	2,790,565

			7,284,505
Real estate investment trusts (REITs) (2.0%)

Hibernia REIT PLC (Ireland)		652,480	963,696

Japan Hotel REIT Investment Corp (Japan)		874	769,589

			1,733,285
Real estate management and development (2.8%)

Hang Lung Group, Ltd. (Hong Kong)		166,000	476,129

Mitsubishi Estate Co., Ltd. (Japan)		29,000	538,669

Mitsui Fudosan Co., Ltd. (Japan)		33,000	823,351

Sumitomo Realty & Development Co., Ltd. (Japan)		18,000	526,829

			2,364,978
Software (0.7%)

Nintendo Co., Ltd. (Japan)		4,400	625,528

			625,528
Technology hardware, storage, and peripherals (3.2%)

Casetek Holdings, Ltd. (Taiwan)		159,000	864,560

Lenovo Group, Ltd. (China)		790,000	615,107

Samsung Electronics Co., Ltd. (South Korea)		1,080	1,239,035

			2,718,702
Tobacco (3.6%)

Japan Tobacco, Inc. (Japan)		38,300	1,596,046

Philip Morris International, Inc.		15,300	1,501,083

			3,097,129
Trading companies and distributors (2.6%)

ITOCHU Corp. (Japan)		50,300	619,448

Mitsubishi Corp. (Japan)		57,600	975,482

Wolseley PLC (United Kingdom)		11,655	656,284

			2,251,214
Transportation infrastructure (1.6%)

Aena SA (Spain)(NON)		7,057	907,750

Sumitomo Warehouse Co., Ltd. (The) (Japan)		88,000	448,034

			1,355,784
Wireless telecommunication services (2.9%)

KDDI Corp. (Japan)		33,500	894,762

Vodafone Group PLC (United Kingdom)		508,698	1,621,416

			2,516,178

Total common stocks (cost $83,985,248)			$83,253,544

U.S. TREASURY OBLIGATIONS (0.2%)(a)
		Principal amount	Value

U.S. Treasury Inflation Protected Securities 2.125%, February 15, 2041(i)		$41,106	$53,170

U.S. Treasury Notes 1.375%, Apirl 30, 2020(i)		111,000	112,808

Total U.S. treasury obligations (cost $165,978)			$165,978

SHORT-TERM INVESTMENTS (2.9%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)	Shares	548,503	$548,503

Putnam Short Term Investment Fund 0.44%(AFF)	Shares	1,689,313	1,689,313

U.S. Treasury Bills 0.28%, June 9, 2016(SEGSF)		$110,000	109,962

U.S. Treasury Bills 0.32%, May 12, 2016(SEGSF)		28,000	27,997

U.S. Treasury Bills 0.32%, May 5, 2016(SEGSF)		81,000	80,993

U.S. Treasury Bills 0.95%, April 14, 2016(SEGSF)		21,000	20,999

Total short-term investments (cost $2,477,723)			$2,477,767

TOTAL INVESTMENTS

Total investments (cost $86,628,949)(b)			$85,897,289

FORWARD CURRENCY CONTRACTS at 3/31/16 (aggregate face value $29,022,711) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/20/16	$1,963,154	$1,832,133	$131,021
	British Pound	Buy	6/15/16	85,763	85,236	527
	Canadian Dollar	Buy	4/20/16	406,405	400,145	6,260
	Canadian Dollar	Sell	4/20/16	406,405	379,618	(26,787)
Barclays Bank PLC
	Canadian Dollar	Sell	4/20/16	345,806	316,323	(29,483)
	Euro	Buy	6/15/16	778,093	742,738	35,355
	Hong Kong Dollar	Buy	5/18/16	1,556,112	1,552,550	3,562
	Singapore Dollar	Buy	5/18/16	461,229	435,755	25,474
	Swiss Franc	Buy	6/15/16	1,557,223	1,513,225	43,998
Citibank, N.A.
	Canadian Dollar	Sell	4/20/16	1,006,542	940,405	(66,137)
	Danish Krone	Sell	6/15/16	290,839	281,180	(9,659)
	Japanese Yen	Sell	5/18/16	580,678	552,522	(28,156)
Credit Suisse International
	Australian Dollar	Buy	4/20/16	562,006	521,902	40,104
	Norwegian Krone	Buy	6/15/16	376,806	360,427	16,379
	Swedish Krona	Buy	6/15/16	549,014	519,929	29,085
Deutsche Bank AG
	Australian Dollar	Buy	4/20/16	262,198	258,199	3,999
	Australian Dollar	Sell	4/20/16	262,198	237,796	(24,402)
HSBC Bank USA, National Association
	British Pound	Sell	6/15/16	327,107	325,042	(2,065)
	Canadian Dollar	Buy	4/20/16	359,589	354,051	5,538
	Canadian Dollar	Sell	4/20/16	359,589	351,486	(8,103)
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/15/16	1,529,517	1,497,682	31,835
	Canadian Dollar	Buy	4/20/16	414,567	369,285	45,282
	Canadian Dollar	Sell	4/20/16	414,567	408,123	(6,444)
	New Zealand Dollar	Sell	4/20/16	667,545	647,322	(20,223)
	Norwegian Krone	Buy	6/15/16	148,132	141,729	6,403
	Singapore Dollar	Buy	5/18/16	566,708	535,089	31,619
	South Korean Won	Sell	5/18/16	1,132,404	1,067,574	(64,830)
	Swedish Krona	Buy	6/15/16	148,516	140,646	7,870
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/20/16	477,671	445,718	31,953
	Australian Dollar	Sell	4/20/16	477,671	470,402	(7,269)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/20/16	1,382,152	1,289,514	92,638
	British Pound	Buy	6/15/16	921,704	897,385	24,319
	Canadian Dollar	Sell	4/20/16	512,819	479,026	(33,793)
	Israeli Shekel	Buy	4/20/16	753,550	722,660	30,890
	Japanese Yen	Buy	5/18/16	1,291,474	1,221,086	70,388
UBS AG
	Australian Dollar	Buy	4/20/16	558,942	547,180	11,762
	Australian Dollar	Sell	4/20/16	558,942	521,641	(37,301)
	Canadian Dollar	Sell	4/20/16	659,503	616,116	(43,387)
	Euro	Sell	6/15/16	3,404,998	3,251,088	(153,910)
	Swiss Franc	Buy	6/15/16	380,386	369,687	10,699
WestPac Banking Corp.
	Canadian Dollar	Buy	4/20/16	556,477	534,295	22,182
	Canadian Dollar	Sell	4/20/16	556,477	544,281	(12,196)
	Euro	Buy	6/15/16	360,822	344,520	16,302

Total						$201,299

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $85,582,119.
(b)	The aggregate identified cost on a tax basis is $86,816,669, resulting in gross unrealized appreciation and depreciation of $10,207,782 and $11,127,162, respectively, or net unrealized depreciation of $919,380.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$1,223,592	$4,416,253	$3,950,532	$1,368	$1,689,313
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $548,503, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $526,714. Certain of these securities were sold prior to the close of the reporting period.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $352,810 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	21.5%
	United Kingdom	19.2
	France	13.3
	Germany	6.6
	United States	5.3
	Netherlands	5.0
	Ireland	4.7
	Switzerland	4.1
	Australia	3.0
	Canada	3.0
	Sweden	2.0
	Hong Kong	1.7
	Spain	1.5
	South Korea	1.5
	China	1.3
	Belgium	1.1
	Finland	1.1
	New Zealand	1.1
	Taiwan	1.0
	Denmark	0.8
	Italy	0.8
	Other	0.4

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $341,122 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $239,951 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$4,956,823	$2,932,300	$—
Consumer staples	4,610,720	5,368,971	—
Energy	1,842,701	4,719,915	—
Financials	10,211,912	14,639,692	—
Health care	1,525,155	5,759,350	—
Industrials	3,046,499	7,174,395	—
Information technology	3,344,230	1,393,583	—
Materials	—	1,868,766	—
Telecommunication services	3,423,052	2,688,315	—
Utilities	559,052	3,188,113	—
Total common stocks	33,520,144	49,733,400	—
U.S. treasury obligations	—	165,978	—
Short-term investments	1,689,313	788,454	—

Totals by level	$35,209,457	$50,687,832	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$201,299	$—

Totals by level	$—	$201,299	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	775,444	574,145

Total	$775,444	$574,145

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$128,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	137,808	108,389	—	85,568	3,999	5,538	123,009	31,953	218,235	22,461	38,484	775,444

	Total Assets	$137,808	$108,389	$—	$85,568	$3,999	$5,538	$123,009	$31,953	$218,235	$22,461	$38,484	$775,444

	Liabilities:
	Forward currency contracts#	26,787	29,483	103,952	—	24,402	10,168	91,497	7,269	33,793	234,598	12,196	574,145

	Total Liabilities	$26,787	$29,483	$103,952	$—	$24,402	$10,168	$91,497	$7,269	$33,793	$234,598	$12,196	$574,145

	Total Financial and Derivative Net Assets	$111,021	$78,906	$(103,952)	$85,568	$(20,403)	$(4,630)	$31,512	$24,684	$184,442	$(212,137)	$26,288	$201,299
	Total collateral received (pledged)##†	$—	$53,170	$(103,952)	$—	$—	$—	$—	$—	$112,808	$(129,984)	$—
	Net amount	$111,021	$25,736	$—	$85,568	$(20,403)	$(4,630)	$31,512	$24,684	$71,634	$(82,153)	$26,288

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016